Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reinsurance agreement | Wilton Re
Significant Noncash Transaction, Value of Consideration Given		$ (7,469)
Significant Noncash Transaction, Value of Consideration Received		6,722
Reinsurance agreement | FLIAC
Significant Noncash Transaction, Value of Consideration Received			$ 475
Reinsurance agreement | Prudential Insurance
Significant Noncash Transaction, Value of Consideration Given	$ (1,397)
Reinsurance agreement | Affiliated Entity | PAR U
Significant Noncash Transaction, Value of Consideration Given		(6,722)
Significant Noncash Transaction, Value of Consideration Received		7,218
Reinsurance agreement | Affiliated Entity | PARCC
Significant Noncash Transaction, Value of Consideration Given		(102)
Reinsurance agreement | Affiliated Entity | PURE and Prudential Insurance
Significant Noncash Transaction, Value of Consideration Received		1,129
Capital contributions | Prudential Insurance
Significant Noncash Transaction, Value of Consideration Received		$ 416